Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	As of March 31,
	2024	2025
	RMB	RMB	US$
Sports-related products	336,922	632,810	87,204
Total	336,922	632,810	87,204